Interests in subsidiaries - Summary of Breakdown of Current Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Summarised Financial Information Of Subsidiaries Subject To Restrictions [Line Items]
Cash and cash equivalents	£ 5,297	£ 4,659
Inventories	4,616	4,938
Investments held at fair value	513	601
Total current assets	14,294	14,186
Imperial Tobacco Canada
Summarised Financial Information Of Subsidiaries Subject To Restrictions [Line Items]
Cash and cash equivalents	2,249	2,042
Inventories	120	103
Investments held at fair value	437	446
Other	98	30
Total current assets	2,904	2,621
Restricted cash and cash equivalents	£ 2,072	£ 1,904